Statement of Stockholders' Equity (Deficit) (USD $)	Total	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]
Beginning Balance at May. 24, 2004
Beginning Balance, Shares at May. 24, 2004
Net income (loss)	(805,725)				(805,725)
Ending Balance at Dec. 31, 2004	(805,725)				(805,725)
Ending Balance, Shares at Dec. 31, 2004
Net income (loss)	(1,015,573)				(1,015,573)
Ending Balance at Dec. 31, 2005	(1,821,298)				(1,821,298)
Ending Balance, Shares at Dec. 31, 2005
Net income (loss)	(1,027,853)				(1,027,853)
Ending Balance at Dec. 31, 2006	(2,849,151)				(2,849,151)
Ending Balance, Shares at Dec. 31, 2006
Issuance of common stock for fair value of services	711,000		7,110	703,890
Issuance of common stock for fair value of services, Shares			711,000
Issuance of common stock to pay off founder loans and forgiveness of interest expense	1,824,164		15,431	1,808,733
Issuance of common stock to pay off founder loans and forgiveness of interest expense, Shares			1,543,062
Issuance of common stock to founder for cash	1,106		110,690	(109,584)
Issuance of common stock to founder for cash, Shares			11,069,047
Issuance of common stock for exchange of related party loan and accrued interest expense	180,480		1,805	178,675
Issuance of common stock for exchange of related party loan and accrued interest expense, Shares			180,480
Issuance of common stock for cash	1,500,000		15,000	1,485,000
Issuance of common stock for cash, Shares			1,500,000
Net income (loss)	217,203				217,203
Ending Balance at Dec. 31, 2007	1,584,802		150,036	4,066,714	(2,631,948)
Ending Balance, Shares at Dec. 31, 2007			15,003,589
Net income (loss)	(1,772,736)				(1,772,736)
Ending Balance at Dec. 31, 2008	(187,934)		150,036	4,066,714	(4,404,684)
Ending Balance, Shares at Dec. 31, 2008			15,003,589
Issuance of common stock for fair value of services	21,200		212	20,988
Issuance of common stock for fair value of services, Shares			21,200
Net income (loss)	(1,141,140)				(1,141,140)
Ending Balance at Dec. 31, 2009	(1,307,874)		150,248	4,087,702	(5,545,824)
Ending Balance, Shares at Dec. 31, 2009			15,024,789
Issuance of common stock for fair value of services	29,300		293	29,007
Issuance of common stock for fair value of services, Shares			29,300
Net income (loss)	(830,925)				(830,925)
Ending Balance at Dec. 31, 2010	(2,109,499)		150,541	4,116,709	(6,376,749)
Ending Balance, Shares at Dec. 31, 2010			15,054,089
Issuance of common stock for fair value of services	143,500		1,435	142,065
Issuance of common stock for fair value of services, Shares			143,500
Net income (loss)	(873,972)				(873,972)
Ending Balance at Dec. 31, 2011	(2,839,971)		151,976	4,258,774	(7,250,721)
Ending Balance, Shares at Dec. 31, 2011			15,197,589
Issuance of common stock and warrants to a related party for liabilities	869,275		25,575	843,700
Issuance of common stock and warrants to a related party for liabilities, Shares			2,557,500
Forgiveness of liabilities by founder	353,246			353,246
Issuance of Series A preferred stock for conversion of loans and accrued interest	1,541,180	187,912		1,353,268
Issuance of Series A preferred stock for conversion of loans and accrued interest, Shares		18,791,275
Issuance of common stock for cashless exercise of warrants			54,143	(54,143)
Issuance of common stock for cashless exercise of warrants, Shares			5,414,295
Issuance of common stock to acquire license at fair value	5,127		1,709	3,418
Issuance of common stock to acquire license at fair value, Shares			170,890
Issuance of Series A preferred stock to Wonpung for services	1,006,074	172,500		833,574
Issuance of Series A preferred stock to Wonpung for services, Shares		17,250,000
Issuance of common stock for fair value of services	20,507		6,835	13,672
Issuance of common stock for fair value of services, Shares			683,560
Stock-based compensation	37,335			37,335
Issuance of Series A preferred stock and warrants for cash, net of offering costs	2,155,938	489,938		1,666,000
Issuance of Series A preferred stock and warrants for cash, net of offering costs, Shares		48,993,750
Net income (loss)	(6,860,030)				(6,860,030)
Ending Balance at Dec. 31, 2012	(3,711,319)	850,350	240,238	9,308,844	(14,110,751)
Ending Balance, Shares at Dec. 31, 2012		85,035,025	24,023,834
Issuance of common stock to acquire Medeor, Inc. at fair value	3,750,000		250,000	3,500,000
Issuance of common stock to acquire Medeor, Inc. at fair value, Shares			25,000,000
Issuance of common stock for fair value of services	16,918		5,640	11,278
Issuance of common stock for fair value of services, Shares			563,937
Stock-based compensation	382,343			382,343
Issuance of Series A preferred stock and warrants for cash, net of offering costs	1,484,710	510,063		974,647
Issuance of Series A preferred stock and warrants for cash, net of offering costs, Shares		51,006,250
Net income (loss)	(19,871,908)				(19,871,908)
Ending Balance at Dec. 31, 2013	$ (17,949,256)	$ 1,360,413	$ 495,878	$ 14,177,112	$ (33,982,659)
Ending Balance, Shares at Dec. 31, 2013		136,041,275	49,587,771